UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                              Washington, DC 20549

                                    FORM N-Q

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                          MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number         811-21910
                                      ------------------------------------------

                      Claymore Exchange-Traded Fund Trust 2
--------------------------------------------------------------------------------
               (Exact name of registrant as specified in charter)

                   2455 Corporate West Drive, Lisle, IL 60532
--------------------------------------------------------------------------------
               (Address of principal executive offices) (Zip code)

                                J. Thomas Futrell

                   2455 Corporate West Drive, Lisle, IL 60532
--------------------------------------------------------------------------------

                     (Name and address of agent for service)

Registrant's telephone number, including area code:  (630) 505-3700
                                                     --------------

Date of fiscal year end: August 31
                         --------------------

Date of reporting period: November 30, 2008
                         --------------------

     Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (ss.ss. 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

     A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

Item 1.  Schedule of Investments.
         Attached hereto.

TAN | Claymore/MAC Global Solar Energy Index ETF
Portfolio of Investments
November 30, 2008 (unaudited)

Number of Shares        Description                                                            Value
-----------------------------------------------------------------------------------------------------
                        Common Stock - 100.0%
                        Canada - 1.9%
             293,184    Canadian Solar, Inc. (a)                                         $ 1,630,103
                                                                                    -----------------

                        China - 24.5%
             646,899    China Sunergy Co. Ltd. - ADR (a)                                   2,290,023
             708,225    JA Solar Holdings Co. Ltd. - ADR (a)                               2,492,952
             264,217    LDK Solar Co. Ltd. - ADR (a)                                       4,090,079
             532,684    Renesola Ltd. - ADR (a)                                            1,848,413
             504,996    Solarfun Power Holdings Co. Ltd. - ADR (a)                         2,873,427
             296,473    Suntech Power Holdings Co. Ltd. - ADR (a)                          2,531,879
             261,956    Trina Solar Ltd. - ADR (a)                                         2,491,202
             627,665    Yingli Green Energy Holding Co. Ltd. - ADR (a)                     2,585,980
                                                                                    -----------------
                                                                                          21,203,955
                                                                                    -----------------
                        Germany - 27.8%
             126,226    Centrotherm Photovoltaics AG (a)                                   3,100,856
           1,431,695    Conergy AG (a)                                                     2,525,183
              42,757    Manz Automation AG (a)                                             2,794,100
             158,020    Q-Cells SE (a)                                                     5,263,430
             161,367    Roth & Rau AG (a)                                                  3,407,184
             268,436    Solarworld AG                                                      4,775,472
             123,136    Solon AG Fuer Solartechnik (a)                                     2,201,524
                                                                                    -----------------
                                                                                          24,067,749
                                                                                    -----------------
                        Norway - 6.9%
             644,650    Renewable Energy Corp. ASA (a)                                     6,016,813
                                                                                    -----------------

                        Spain - 3.5%
           1,058,650    Solaria Energia y Medio Ambiente SA (a)                            3,009,040
                                                                                    -----------------

                        Switzerland - 3.3%
              26,960    Meyer Burger Technology AG (a)                                     2,881,001
                                                                                    -----------------

                        United States - 32.1%
             910,591    Emcore Corp. (a)                                                   1,784,758
             158,311    Energy Conversion Devices, Inc. (a)                                4,429,542
           1,235,346    Evergreen Solar, Inc. (a)                                          3,372,495
              72,793    First Solar, Inc. (a)                                              9,087,478
             318,454    MEMC Electronic Materials, Inc. (a)                                4,783,179
             123,388    Sunpower Corp. - Class A (a)                                       4,285,265
                                                                                    -----------------
                                                                                          27,742,717
                                                                                    -----------------

                        Total Investments - 100.0%
                        (Cost $211,922,595)                                               86,551,378
                        Liabilities in excess of Other Assets - (0.0%)                        (8,566)
                                                                                    -----------------
                        Net Assets - 100.0%                                             $ 86,542,812
                                                                                    =================

ADR    American Depository Receipt
AG     Stock Corporation
ASA    Stock Corporation
Ltd.   Limited
SA     Corporation
SE     Stock Corporation

(a)  Non-income producing security.



------------------------------------------------------------------------------
                 Summary of Investments by Sector Classification
------------------------------------------------------------------------------
                                                                    % of Total
Sector*                                                            Investments
------------------------------------------------------------------------------
Industrials                                                              79.4%
Information Technology                                                   20.6%
------------------------------------------------------------------------------
* Subject to change daily. Securities are classified by sectors that represent broad groupings of related industries.

See previously submitted notes to financial statements for the period ended August 31, 2008.

In September, 2006, the Financial Accounting Standards Board ("FASB") issued Statement of Financial Accounting Standards No. 157, "Fair Valuation Measurements" ("FAS 157"). This standard clarifies the definition of fair value for financial reporting, establishes a framework for measuring fair value and requires additional disclosures about the use of fair value measurements. FAS 157 establishes three different categories for valuations. Level 1 valuations are those based upon quoted prices in active markets. Level 2 valuations are those based upon quoted prices in inactive markets or based upon significant observable inputs (i.e. yield curves; benchmark interest rates; indices). Level 3 valuations are those based upon unobservable inputs (i.e. discounted cash flow analysis; non-market based methods used to determine fair valuation). Details of the valuations as of November 30, 2008 were as follows:


Description                                     Securities            Derivatives              Total
                                            -------------------    ------------------   ---------------------
(value in $000s)
Assets:
Level 1                                               $ 86,551                   $ -                $ 86,551
Level 2                                                      -                     -                       -
Level 3                                                      -                     -                       -
                                            -------------------    ------------------   ---------------------
Total                                                 $ 86,551                   $ -                $ 86,551
                                            ===================    ==================   =====================

Liabilities:
Level 1                                               $      -                   $ -                $      -
Level 2                                                      -                     -                       -
Level 3                                                      -                     -                       -
                                            -------------------    ------------------   ---------------------
Total                                                 $      -                   $ -                $      -
                                            ===================    ==================   =====================


Level 3 holdings                                Securities            Derivatives              Total
                                            -------------------    ------------------   ---------------------
Beginning Balance at 8/31/08                          $      -                   $ -                $      -
Total Realized Gain/Loss                                     -                     -                       -
Change in Unrealized Gain/Loss                               -                     -                       -
Net Purchases and Sales                                      -                     -                       -
Net Transfers In/Out                                         -                     -                       -
                                            -------------------    ------------------   ---------------------
Ending Balance at 11/30/08                            $      -                   $ -                $      -
                                            ===================    ==================   =====================

EEN | Claymore/Robeco Developed International Equity ETF
Portfolio of Investments
November 30, 2008 (unaudited)

Number of Shares          Description                                                                  Value
-------------------------------------------------------------------------------------------------------------
                          Common Stocks - 97.6%
                          Australia - 5.0%
                 2,070    BHP Billiton Ltd.                                                         $ 41,787
                 4,154    BlueScope Steel Ltd.                                                        10,820
                 4,038    Brambles Ltd.                                                               19,064
                 5,604    CFS Retail Property Trust - REIT                                             7,664
                 1,536    Foster's Group Ltd.                                                          5,481
                13,496    Macquarie Infrastructure Group                                              15,381
                39,897    Macquarie Office Trust - REIT                                                7,794
                    29    Origin Energy Ltd.                                                             302
                   116    Sims Metal Management Ltd                                                    1,035
                 7,485    Stockland - REIT                                                            21,594
                                                                                           ------------------
                                                                                                     130,922
                                                                                           ------------------
                          Austria - 0.1%
                    45    OMV AG                                                                       1,125
                                                                                           ------------------

                          Belgium - 0.6%
                   315    Anheuser-Busch InBev NV                                                      5,152
                   330    KBC Groep NV                                                                 9,882
                                                                                           ------------------
                                                                                                      15,034
                                                                                           ------------------
                          China - 2.9%
                13,500    BOC Hong Kong Holdings Ltd.                                                 15,538
                 1,700    Hang Seng Bank Ltd.                                                         21,694
                 4,000    HongKong Electric Holdings                                                  22,451
                 2,500    Swire Pacific Ltd. - Class A                                                16,774
                                                                                           ------------------
                                                                                                      76,457
                                                                                           ------------------
                          Denmark - 1.4%
                   515    Jyske Bank A/S (a)                                                          11,886
                   324    Novo Nordisk A/S - Class B                                                  16,557
                   884    Sydbank A/S                                                                  9,788
                                                                                           ------------------
                                                                                                      38,231
                                                                                           ------------------
                          Finland - 0.4%
                   168    Fortum OYJ                                                                   3,353
                   691    Outokumpu OYJ                                                                6,901
                                                                                           ------------------
                                                                                                      10,254
                                                                                           ------------------
                          France - 8.9%
                   558    Cap Gemini SA                                                               17,896
                 1,495    France Telecom SA                                                           38,357
                   880    GDF Suez                                                                    35,124
                   582    Lagardere SCA                                                               21,210
                   679    Peugeot SA                                                                  12,252
                   154    PPR                                                                          7,298
                   267    Safran SA                                                                    3,452
                   709    Sanofi-Aventis SA                                                           39,090
                   413    Technip SA                                                                  12,504
                   265    Total SA                                                                    13,803
                    28    Valeo SA                                                                       350
                 1,217    Vivendi                                                                     34,360
                                                                                           ------------------
                                                                                                     235,696
                                                                                           ------------------
                          Germany - 8.6%
                    70    Adidas AG                                                                    2,173
                   725    BASF SE                                                                     23,091
                 1,006    Commerzbank AG                                                               9,210
                   436    Daimler AG                                                                  13,640
                   495    Deutsche Lufthansa AG                                                        6,491
                   879    Deutsche Telekom AG                                                         12,146
                   766    E.ON AG                                                                     26,759
                   481    Fresenius Medical Care AG & Co. KGaA                                        20,922
                   310    MAN AG                                                                      14,023
                   221    Muenchener Rueckversicherungs AG                                            29,994
                   354    RWE AG                                                                      29,683
                    92    Volkswagen AG                                                               32,725
                    75    Wacker Chemie AG                                                             7,551
                                                                                           ------------------
                                                                                                     228,408
                                                                                           ------------------
                          Ireland - 0.1%
                   160    Kerry Group PLC - Class A                                                    3,331
                                                                                           ------------------

                          Italy - 2.8%
                    94    Assicurazioni Generali SpA                                                   2,261
                 1,854    ENI SpA                                                                     41,711
                 2,057    Fiat SpA                                                                    15,074
                17,857    Telecom Italia SpA - RNC                                                    15,181
                                                                                           ------------------
                                                                                                      74,227
                                                                                           ------------------
                          Japan - 24.6%
                   400    Alps Electric Co. Ltd.                                                       1,785
                   600    Astellas Pharma, Inc.                                                       24,505
                     3    Central Japan Railway Co.                                                   25,450
                   900    Chubu Electric Power Co., Inc.                                              24,804
                 3,000    Dainippon Sumitomo Pharma Co. Ltd.                                          25,387
                   200    Fast Retailing Co. Ltd.                                                     22,993
                 4,000    Gunma Bank Ltd. (The)                                                       23,518
                   800    Hitachi Chemical Co. Ltd.                                                    7,727
                 5,000    Hitachi Ltd.                                                                23,151
                     3    Inpex Corp.                                                                 19,277
                   300    Isetan Mitsukoshi Holdings Ltd.                                              2,208
                 1,000    Iyo Bank Ltd. (The)                                                         11,024
                 1,000    Kao Corp.                                                                   28,663
                 4,000    Marubeni Corp.                                                              14,027
                 4,000    Mitsubishi Heavy Industries Ltd.                                            16,253
                 3,000    Mitsui & Co. Ltd.                                                           26,647
                    10    Mizuho Financial Group, Inc.                                                26,038
                17,000    Mizuho Trust & Banking Co. Ltd.                                             19,634
                 2,300    Namco Bandai Holdings, Inc.                                                 22,917
                 7,000    NEC Corp.                                                                   19,697
                 1,000    Nikon Corp.                                                                 11,297
                   100    Nintendo Co. Ltd.                                                           31,099
                 2,000    Nippon Sheet Glass Co. Ltd.                                                  5,817
                 8,000    Nippon Steel Corp.                                                          24,946
                     6    Nippon Telegraph & Telephone Corp.                                          26,143
                 2,000    Nisshin Steel Co. Ltd.                                                       2,919
                     2    NTT Data Corp.                                                               7,224
                     5    NTT DoCoMo, Inc.                                                             8,310
                   200    ORIX Corp.                                                                  12,389
                 2,000    Panasonic Corp.                                                             24,022
                   200    Rohm Co. Ltd.                                                                9,533
                 3,000    Sanyo Electric Co. Ltd. (a)                                                  4,756
                   600    Seiko Epson Corp.                                                            8,662
                   300    Seven & I Holdings Co. Ltd.                                                  8,504
                   700    Sony Corp.                                                                  13,545
                 1,000    Taisho Pharmaceutical Co. Ltd.                                              17,891
                   700    Tokio Marine Holdings, Inc.                                                 17,014
                 1,500    Toyo Seikan Kaisha Ltd.                                                     21,340
                 1,000    Yamaguchi Financial Group, Inc.                                              9,439
                                                                                           ------------------
                                                                                                     650,555
                                                                                           ------------------
                          Jersey - 0.1%
                   784    Atrium European Real Estate Ltd. (a)                                         1,950
                                                                                           ------------------

                          Netherlands - 3.8%
                 3,038    Aegon NV                                                                    14,263
                    69    Akzo Nobel NV                                                                2,340
                 1,416    European Aeronautic Defence and Space Co. NV                                22,388
                   249    Heineken Holding NV                                                          6,423
                 1,730    Koninklijke Ahold NV                                                        19,188
                   611    Koninklijke DSM NV                                                          14,087
                 1,298    Koninklijke Philips Electronics NV                                          21,016
                                                                                           ------------------
                                                                                                      99,705
                                                                                           ------------------
                          Norway - 0.7%
                 2,500    DnB NOR ASA                                                                  9,384
                 2,400    Norsk Hydro ASA                                                              8,614
                    50    Yara International ASA                                                         822
                                                                                           ------------------
                                                                                                      18,820
                                                                                           ------------------
                          Portugal - 0.8%
                 2,974    Portugal Telecom SGPS SA                                                    21,899
                                                                                           ------------------

                          Singapore - 1.3%
                 1,000    DBS Group Holdings Ltd.                                                      6,232
                 6,000    Oversea-Chinese Banking Corp.                                               20,485
                 1,000    Singapore Airlines Ltd.                                                      6,894
                                                                                           ------------------
                                                                                                      33,611
                                                                                           ------------------
                          Spain - 3.1%
                 4,313    Banco Santander SA                                                          35,190
                   499    Criteria Caixacorp SA                                                        1,691
                   236    Gamesa Corp. Tecnologica SA                                                  3,929
                   139    Red Electrica de Espana                                                      6,134
                   961    Telefonica SA                                                               19,364
                   759    Union Fenosa SA                                                             16,498
                                                                                           ------------------
                                                                                                      82,806
                                                                                           ------------------
                          Sweden - 2.5%
                 1,600    Investor AB - Class B                                                       22,521
                 2,988    Nordea Bank AB                                                              21,435
                   797    Scania AB - Class B                                                          6,248
                 1,449    Skanska AB - Class B                                                        10,690
                   774    Swedbank AB - Class A                                                        5,519
                                                                                           ------------------
                                                                                                      66,413
                                                                                           ------------------
                          Switzerland - 8.1%
                 1,977    ABB Ltd.                                                                    25,521
                   111    Adecco SA                                                                    3,293
                    41    Baloise Holding AG                                                           2,278
                   830    EFG International AG                                                        13,154
                   119    Geberit AG                                                                  10,934
                 1,263    Novartis AG                                                                 58,749
                   303    Pargesa Holding SA                                                          23,249
                   474    Swatch Group AG (The)                                                       10,536
                   136    Swiss Life Holding AG                                                        8,325
                   150    Syngenta AG                                                                 26,946
                   160    Zurich Financial Services AG                                                31,153
                                                                                           ------------------
                                                                                                     214,138
                                                                                           ------------------
                          United Kingdom - 21.0%
                 1,882    3i Group PLC                                                                11,891
                   351    Anglo American PLC                                                           8,262
                 2,079    Associated British Foods PLC                                                21,597
                   994    AstraZeneca PLC                                                             37,292
                 9,536    BP PLC                                                                      77,077
                 1,396    British American Tobacco PLC                                                36,373
                   663    Cadbury PLC                                                                  5,611
                 2,083    Centrica PLC                                                                 7,559
                   737    Home Retail Group PLC                                                        2,296
                 2,712    HSBC Holdings PLC                                                           29,754
                    80    Kazakhmys PLC                                                                  319
                   952    Land Securities Group PLC - REIT                                            13,805
                16,518    Legal & General Group PLC                                                   17,058
                19,063    Old Mutual PLC                                                              15,942
                    46    Pearson PLC                                                                    437
                   709    Reckitt Benckiser Group PLC                                                 30,038
               245,045    Rolls-Royce Group PLC - Class C  (a)                                           376
                 4,284    Rolls-Royce Group PLC                                                       20,493
                 1,535    Royal Dutch Shell PLC - Class A                                             40,937
                 1,814    Royal Dutch Shell PLC - Class B                                             47,709
                 5,077    Stagecoach Group PLC                                                        13,610
                 8,980    Tomkins PLC                                                                 15,019
                   892    Unilever PLC                                                                20,435
                29,942    Vodafone Group PLC                                                          58,441
                   269    Whitbread PLC                                                                3,469
                 2,643    WM Morrison Supermarkets PLC                                                 9,835
                   660    Xstrata PLC                                                                  9,423
                                                                                           ------------------
                                                                                                     555,058
                                                                                           ------------------
                          United States - 0.8%
                   190    Synthes, Inc.                                                               22,009
                                                                                           ------------------
                          Total Common Stocks - 97.6%
                          (Cost $4,050,307)                                                        2,580,649
                                                                                           ------------------

                          Exchange-Traded Funds - 1.2%
                          United States - 1.2%
                   750    iShares MSCI EAFE Index Fund                                                31,253
                                                                                           ------------------
                          (Cost $30,454)

                          Income Trust - 0.5%
                          United Kingdom - 0.5%
                 1,064    Berkeley Group Holdings PLC                                                 13,755
                                                                                           ------------------
                          (Cost $27,199)

                          Preferred Stock - 0.4%
                          Germany - 0.4%
                   236    Volkswagen AG
                          (Cost $19,651)                                                               9,583
                                                                                           ------------------

                          Incentive Distribution Rights - 0.0%
                          Sweden - 0.0%
                   774    Swedbank AB - Rights  (a)                                                      466
                                                                                           ------------------
                                                                                           ------------------

                          Total Investments - 99.7%
                          (Cost $4,127,611)                                                        2,635,706
                          Other Assets in excess of Liabilities - 0.3%                                 7,406
                                                                                           ------------------
                          Net Assets - 100.0%                                                    $ 2,643,112
                                                                                           ==================

AB      Stock Company
AG      Stock Corporation
A/S     Limited Liability Stock Company
ASA     Stock Company
KGaA    Limited Partnership
Ltd.    Limited
NV      Legal Entity
OYJ     Public Traded Company
PLC     Public Limited Company
REIT    Real Estate Investment Trust
RNC     Non-Convertible Savings Shares
SA      Corporation
SCA     Limited Liability Partnership
SE      Stock Corporation
SpA     Limited Share Corporation

(a)  Non-Income Producing Security

-------------------------------------------------------------------------------
                                     Sector*
-------------------------------------------------------------------------------
Financials                                                               22.3%
Industrials                                                              11.6%
Consumer Discretionary                                                   10.7%
Health Care                                                              10.0%
Energy                                                                    9.7%
Materials                                                                 8.3%
Consumer Staples                                                          7.6%
Telecommunication Services                                                7.6%
Utilities                                                                 6.5%
Information Technology                                                    4.5%
Exchange-Traded Funds                                                     1.2%
-------------------------------------------------------------------------------

*    Subject to change daily. Based on total investments.

See previously submitted notes to financial statements for the period ended August 31, 2008.

In September, 2006, the Financial Accounting Standards Board ("FASB") issued Statement of Financial Accounting Standards No. 157, "Fair Valuation Measurements" ("FAS 157"). This standard clarifies the definition of fair value for financial reporting, establishes a framework for measuring fair value and requires additional disclosures about the use of fair value measurements. FAS 157 establishes three different categories for valuations. Level 1 valuations are those based upon quoted prices in active markets. Level 2 valuations are those based upon quoted prices in inactive markets or based upon significant observable inputs (i.e. yield curves; benchmark interest rates; indices). Level 3 valuations are those based upon unobservable inputs (i.e. discounted cash flow analysis; non-market based methods used to determine fair valuation). Details of the valuations as of November 30, 2008 were as follows:


Description                                     Securities            Derivatives              Total
                                            -------------------    ------------------   ---------------------
(value in $000s)
Assets:
Level 1                                                $ 2,636                   $ -                 $ 2,636
Level 2                                                      -                     -                       -
Level 3                                                      -                     -                       -
                                            -------------------    ------------------   ---------------------
Total                                                  $ 2,636                   $ -                 $ 2,636
                                            ===================    ==================   =====================

Liabilities:
Level 1                                                $     -                   $ -                 $     -
Level 2                                                      -                     -                       -
Level 3                                                      -                     -                       -
                                            -------------------    ------------------   ---------------------
Total                                                  $     -                   $ -                 $     -
                                            ===================    ==================   =====================


Level 3 holdings                                Securities            Derivatives              Total
                                            -------------------    ------------------   ---------------------
Beginning Balance at 8/31/08                           $     -                   $ -                 $     -
Total Realized Gain/Loss                                     -                     -                       -
Change in Unrealized Gain/Loss                               -                     -                       -
Net Purchases and Sales                                      -                     -                       -
Net Transfers In/Out                                         -                     -                       -
                                            -------------------    ------------------   ---------------------
Ending Balance at 11/30/08                             $     -                   $ -                 $     -
                                            ===================    ==================   =====================

CGW | Claymore S&P Global Water Index ETF
Portfolio of Investments
November 30, 2008 (unaudited)

Number of Shares          Description                                                     Value
------------------------------------------------------------------------------------------------
                          Austria - 1.4%
            61,659        Andritz AG                                                $ 1,414,564
            28,561        BWT AG                                                        493,603
            41,253        Christ Water Technology AG (a)                                 96,840
                                                                                ----------------
                                                                                      2,005,007
                                                                                ----------------

                          Bermuda - 0.2%
         2,340,000        China Water Affairs Group Ltd. (a)                            274,756
                                                                                ----------------

                          Brazil - 1.8%
           120,615        Cia de Saneamento Basico do Estado de Sao Paulo, ADR        2,523,266
                                                                                ----------------

                          Cayman Islands - 0.2%
            27,144        Consolidated Water Co., Inc.                                  290,441
                                                                                ----------------

                          China - 0.3%
         2,907,000        China Everbright International Ltd. (Hong Kong)               378,841
            42,000        Guangdong Investment Ltd. (Hong Kong)                          13,873
                                                                                ----------------
                                                                                        392,714
                                                                                ----------------

                          Finland - 1.7%
           103,975        Kemira OYJ                                                    844,377
           178,796        Uponor OYJ                                                  1,647,107
                                                                                ----------------
                                                                                      2,491,484
                                                                                ----------------

                          France - 14.9%
           556,715        Suez Environnement SA (a)                                   9,522,485
           475,016        Veolia Environnement                                       11,795,777
                                                                                ----------------
                                                                                     21,318,262
                                                                                ----------------

                          Italy - 2.2%
            91,643        ACEA SpA                                                    1,176,813
           931,438        Hera SpA                                                    1,983,231
                                                                                ----------------
                                                                                      3,160,044
                                                                                ----------------

                          Japan - 5.7%
           623,000        Ebara Corp.                                                 1,177,385
           272,900        Kurita Water Industries Ltd.                                6,461,121
            89,000        Organo Corp.                                                  547,577
                                                                                ----------------
                                                                                      8,186,083
                                                                                ----------------

                          Singapore - 0.5%
         1,024,000        Epure International Ltd.                                      115,403
           643,000        Hyflux Ltd.                                                   652,186
                                                                                ----------------
                                                                                        767,589
                                                                                ----------------

                          Spain - 1.6%
            45,079        Fomento de Construcciones y Contratas SA                    1,639,374
            37,944        Sociedad General de Aguas de Barcelona SA - Class A           702,948
                                                                                ----------------
                                                                                      2,342,322
                                                                                ----------------

                          Sweden- 0.3%
            31,059        Cardo AB                                                      423,753
                                                                                ----------------

                          Switzerland - 8.3%
           129,824        Geberit AG                                                 11,928,011
                                                                                ----------------

                          United Kingdom - 21.2%
            73,443        Hamworthy PLC                                                 225,389
           827,978        Northumbrian Water Group PLC                                3,322,335
           742,390        Pennon Group PLC                                            5,171,790
           486,395        Severn Trent PLC                                            8,523,308
         1,407,265        United Utilities Group PLC                                 13,085,836
                                                                                ----------------
                                                                                     30,328,658
                                                                                ----------------

                          United States - 39.5%
            37,076        American States Water Co.                                   1,298,772
           287,069        Aqua America, Inc.                                          6,226,527
            79,667        Arch Chemicals, Inc.                                        2,300,783
            46,780        Badger Meter, Inc.                                          1,467,489
           131,120        Calgon Carbon Corp. (a)                                     1,674,402
            44,145        California Water Service Group                              1,876,163
           138,470        Danaher Corp.                                               7,704,471
           121,609        Flow International Corp. (a)                                  265,108
            60,821        Franklin Electric Co., Inc.                                 1,795,436
           131,913        IDEX Corp.                                                  3,033,999
            54,881        Itron, Inc. (a)                                             2,600,262
           167,493        ITT Corp.                                                   7,011,257
            41,387        Layne Christensen Co. (a)                                     934,518
            94,754        Mueller Water Products, Inc. - Class B                        561,891
           452,679        Nalco Holding Co.                                           5,165,067
           305,101        Pentair, Inc.                                               7,584,811
            17,402        Pico Holdings, Inc. (a)                                       394,851
            28,098        SJW Corp.                                                     786,744
            52,580        Southwest Water Co.                                           222,413
            28,011        Valmont Industries, Inc.                                    1,549,008
            95,099        Watts Water Technologies, Inc. - Class A                    2,139,728
                                                                                ----------------
                                                                                     56,593,700
                                                                                ----------------
                          Total Investments - 99.8%
                          (Cost $247,235,564)                                       143,026,090
                          Other Assets in excess of Liabilities - 0.2%                  313,316
                                                                                ----------------
                          Net Assets - 100.0%                                     $ 143,339,406
                                                                                ================

AB - Stock Company
ADR - American Depositary Receipt
AG - Stock Corporation
OYJ - Public Traded Company
PLC - Public Limited Company
SA - Corporation
SpA - Limited Share Company

(a)  Non-income producing security.


-------------------------------------------------------------------------------
Sector*                                                 % of Total Investments
-------------------------------------------------------------------------------
Utilities                                                                48.6%
Industrials                                                              42.3%
Materials                                                                 7.0%
Information Technology                                                    1.8%
Financials                                                                0.3%
-------------------------------------------------------------------------------


* Subject to change daily. Securities are classified by sectors that represent broad groupings of related industries.

See previously submitted notes to financial statements for the period ended August 31, 2008.

In September, 2006, the Financial Accounting Standards Board ("FASB") issued Statement of Financial Accounting Standards No. 157, "Fair Valuation Measurements" ("FAS 157"). This standard clarifies the definition of fair value for financial reporting, establishes a framework for measuring fair value and requires additional disclosures about the use of fair value measurements. FAS 157 establishes three different categories for valuations. Level 1 valuations are those based upon quoted prices in active markets. Level 2 valuations are those based upon quoted prices in inactive markets or based upon significant observable inputs (i.e. yield curves; benchmark interest rates; indices). Level 3 valuations are those based upon unobservable inputs (i.e. discounted cash flow analysis; non-market based methods used to determine fair valuation). Details of the valuations as of November 30, 2008 were as follows:


Description                                     Securities            Derivatives              Total
                                            -------------------    ------------------   ---------------------
(value in $000s)
Assets:
Level 1                                              $ 143,026                   $ -               $ 143,026
Level 2                                                      -                     -                       -
Level 3                                                      -                     -                       -
                                            -------------------    ------------------   ---------------------
Total                                                $ 143,026                   $ -               $ 143,026
                                            ===================    ==================   =====================

Liabilities:
Level 1                                              $       -                   $ -               $       -
Level 2                                                      -                     -                       -
Level 3                                                      -                     -                       -
                                            -------------------    ------------------   ---------------------
Total                                                $       -                   $ -               $       -
                                            ===================    ==================   =====================


Level 3 holdings                                Securities            Derivatives              Total
                                            -------------------    ------------------   ---------------------
Beginning Balance at 8/31/08                         $       -                   $ -               $       -
Total Realized Gain/Loss                                     -                     -                       -
Change in Unrealized Gain/Loss                               -                     -                       -
Net Purchases and Sales                                      -                     -                       -
Net Transfers In/Out                                         -                     -                       -
                                            -------------------    ------------------   ---------------------
Ending Balance at 11/30/08                           $       -                   $ -               $       -
                                            ===================    ==================   =====================

Item 2.  Controls and Procedures.

     (a) The registrant's principal executive officer and principal financial officer have evaluated the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended) as of a date within 90 days of the filing date of this report and have concluded, based on such evaluation, that the registrant's disclosure controls and procedures were effective, as of that date, in ensuring that information required to be disclosed by the registrant in this Form N-Q was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms.

     (b) There was no change in the registrant's internal controls over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940, as amended) that occurred during the registrant's last fiscal quarter that has materially affected or is reasonably likely to materially affect the registrant's internal control over financial reporting.

Item 3.  Exhibits.

         A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended (17 CFR 270.30a-2(a)), is attached hereto.

                                   SIGNATURES



     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Claymore Exchange-Traded Fund Trust 2
--------------------------------------------------------------------------------

By:     /s/ J. Thomas Futrell
     ---------------------------------------------------------------------------
        J. Thomas Futrell
        Chief Executive Officer

Date:   January 29, 2009
      --------------------------------------------------------------------------

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:     /s/ J. Thomas Futrell
     ---------------------------------------------------------------------------
        J. Thomas Futrell
        Chief Executive Officer

Date:   January 29, 2009
      --------------------------------------------------------------------------

By:     /s/ Steven M. Hill
     ---------------------------------------------------------------------------
        Steven M. Hill
        Treasurer and Chief Financial Officer

Date:   January 29, 2009
      --------------------------------------------------------------------------